WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
WARRANTS

NOTE F - WARRANTS

During the first quarter of 2024, the Company issued warrants to purchase 1,550,000 shares of common stock to consultants, board members, and advisors at an exercise price of $3.00 per share vesting over periods from immediately to three years. Of those warrants, 635,000 warrants in aggregate were granted to officers and directors exercisable at $3.00 per warrant as follows: Jerry Katzman, MD 300,000 shares, Virender Ahluwalia 50,000 shares, Herbert Gould, MD 160,000 shares, Dessy Boneva, MD 50,000 shares, Vinay Mehindru, MD 75,000 shares. The warrants issued to Mr. Ahluwalia have since expired.

The following table summarizes warrant activity through March 31, 2025:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2023	150,000	$1.10
Granted	1,550,000	3.00
Canceled and expired	(50,000)	3.00
Exercised	-	-
Warrants outstanding – December 31, 2024	1,650,000	$2.84
Granted	-
Canceled and expired	-
Exercised	-
Warrants outstanding – March 31, 2025	1,650,000	$2.84

Additional information regarding the warrants outstanding as of March 31, 2025 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	3.1 Years	150,000
$3.00	1,500,000	8.9 Years	983,333
	1,650,000		1,133,333

The fair value of such warrants was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay, a dividend on its common stock in the foreseeable future.

The Company recognized stock-based compensation expense of $208,476 and $1,548,881 in the three months ended March 31, 2025 and 2024, respectively, related to warrants which is included in the accompanying consolidated statements of operations. At March 31, 2025, there is approximately $800,000 remaining compensation expense to be recognized. That cost is expected to be recognized over a weighted-average period of approximately 1.0 years.

Pre-funded Warrant

On December 27, 2021, the Company entered into an exchange agreement with Sanovas Ophthalmology (the “Exchange Agreement”) pursuant to which it exchanged 28,014,540 shares of common stock (the “Exchange Securities”) held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is exercisable at an exercise price of $0.0001 per share and terminates when exercised in full. As part of the Exchange Agreement, Sanovas Ophthalmology relinquished any and all rights related to the Exchange Securities.

In February 2025, the Exchange Agreement was amended such that the Pre-funded Warrant may not be exercised prior to the earlier of February 1, 2030 or the third anniversary of the Company’s uplisting to the Nasdaq Stock Market or NYSE American.

NOTE F - WARRANTS

During the first quarter of 2024, the Company issued warrants for the issuance of 1,550,000 shares of common stock to consultants, board members, and advisors at an exercise price of $3.00 per share vesting over periods from immediately to three years. Of those warrants, 635,000 warrants in aggregate were granted to officers and directors exercisable at $3.00 per warrant as follows: Jerry Katzman, MD 300,000 shares, Virender Ahluwalia 50,000 shares, Herbert Gould, MD 160,000 shares, Dessy Boneva, MD 50,000 shares, Vinay Mehindru, MD 75,000 shares.

The following table summarizes warrant activity through December 31, 2024:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2022	161,500	$1.10
Granted	-
Canceled	(11,500)	1.00
Exercised	-
Warrants outstanding – December 31, 2023	150,000	1.10

Granted	1,550,000	3.00
Canceled and expired	(50,000)	3.00
Exercised	-	-
Warrants outstanding – December 31, 2024	1,650,000	$2.84

Additional information regarding the warrants outstanding as of December 31, 2024 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	3.4 Years	150,000
$3.00	1,500,000	9.1 Years	816,667
	1,650,000		966,667

The fair value of such warrants was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay, a dividend on its common stock in the foreseeable future.

The Company recognized stock-based compensation expense of $2,217,832 and $0 in the years ended December 31, 2024 and 2023, respectively, related to warrants which is included in the accompanying consolidated statements of operations. At December 31, 2024, there is approximately $1,082,000 remaining compensation expense to be recognized. That cost is expected to be recognized over a weighted-average period of approximately 1.1 years.

Pre-funded Warrant

On December 27, 2021, the Company entered into an exchange agreement with Sanovas Ophthalmology (the “Exchange Agreement”) pursuant to which it exchanged 28,014,540 shares of common stock (the “Exchange Securities”) held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is exercisable at an exercise price of $0.0001 per share and terminates when exercised in full. As part of the Exchange Agreement, Sanovas Ophthalmology relinquished any and all rights related to the Exchange Securities.

In February 2025, the Exchange Agreement was amended such that the Pre-funded Warrant may not be exercised prior to the earlier of February 1, 2030 or the third anniversary of the Company’s uplisting to the Nasdaq Stock Market or NYSE American.